Contingencies	12 Months Ended
Mar. 31, 2012
Commitments and Contingencies [Abstract]
CONTINGENCIES
22.	CONTINGENCIES

(a)	Global-Tech and Pentalpha Medical Limited (formerly known as Pentalpha Enterprises Limited (“Pentalpha Enterprises”)), a subsidiary of Global-Tech, were involved in certain breach of contract litigation with Sunbeam Corporation and Sunbeam Products, Inc. (collectively “Sunbeam”), with both parties claiming and counter-claiming. The trial on the claims of Sunbeam for indemnity and the claim of Pentalpha Enterprises for breach of contract began on January 12, 2004. On January 16, 2004, the jury (the “Jury”) returned a verdict in favor of (i) Sunbeam on its claim for indemnity and awarded Sunbeam approximately US$2.5 million against Pentalpha Enterprises; and (ii) Pentalpha Enterprises on its claim for breach of contract and awarded Pentalpha Enterprises US$6.6 million. The United States District Court for the Southern District of Florida (the “District Court”) granted a final judgment on February 11, 2004 to add pre-judgment interest to the Jury’s award, and awarded Sunbeam approximately US$3.4 million and Pentalpha Enterprises US$6.6 million.

After the appeal, by an amended judgment dated December 12, 2005, the District Court awarded Pentalpha Enterprises pre-judgment interest from June 30, 2001 to February 11, 2004, bringing the judgment entered in favor of Pentalpha Enterprises as of February 11, 2004 to approximately US$8 million, and leaving unchanged the judgment entered against Pentalpha Enterprises in favor of Sunbeam.

After the appeal, the District Court, on its own initiative, entered a second amended judgment on April 16, 2007 and on June 4, 2007 entered a third amended judgment that awarded Pentalpha Enterprises pre-judgment interest from June 30, 2001 until the entry of the second amended judgment on December 12, 2005, at the interest rates required by Florida law and awarded Sunbeam’s pre-judgment interest until December 12, 2005. The post-judgment interest for both parties is calculated at 4.35% per annum from the date the amended judgment was entered on December 12, 2005 until paid. On June 16, 2007, Pentalpha Enterprises filed a notice of appeal to the United States Court of Appeals (“Court of Appeals”) to challenge the portion of the judgment in favor of Sunbeam that extends the pre-judgment interest until December 12, 2005.

Sunbeam posted a bond in the amount of approximately US$5.2 million, which was attached pursuant to the September 7, 2005 order of the United States District Court for the Southern District of New York (the “Court Order”) in the action SEB S.A., (“SEB”) v. Montgomery Ward, Pentalpha Enterprises and Global-Tech, pending in the district court, as further detailed in note 21(b) below. On July 13, 2007, Sunbeam wire transferred an amount of approximately US$5.5 million to an escrow account of SEB’s attorney. SEB’s attorney is holding that money in trust in an escrow account pursuant to the Court Order for Pentalpha Enterprises. Sunbeam’s payment of the funds into escrow eliminated its obligation to pay post-judgment interest on the amount that it paid into escrow.

On December 10, 2008, the Court of Appeals reversed the judgment of the District Court and remanded to the District Court the elimination of the award of pre-judgment interest to Sunbeam after February 11, 2004. On or about February 5, 2009, Sunbeam and Pentalpha Enterprises reached an agreement with respect to the satisfaction of the Fourth Amended Final Judgment entered on January 28, 2009. On February 10, 2009, accordingly, Sunbeam wire transferred approximately US$279,000 to the escrow account of SEB’s attorney provided a satisfaction of judgment to Sunbeam. The matter has now concluded.

Accordingly, the Pentalpha Enterprises recognized a gain of approximately US$8.0 million from its claim against Sunbeam for breach of contract and a loss of approximately US$3.4 million on the claims of Sunbeam for indemnity in its consolidated statement of operations for the fiscal year 2006. Pentalpha Enterprises recognized pre-judgment interest and gains of US$279,000 in its consolidated statement of operations for the fiscal year 2009.

(b)	SEB commenced an action in 1999 in the United States District Court for the Southern District of New York for patent infringement against Global-Tech, Pentalpha Enterprises and Montgomery Ward, a then customer of Pentalpha Enterprises. The Court ordered Pentalpha Enterprises, among other things, to give notice to SEB of any attempt to collect the judgment against Sunbeam. The district court attached the entire judgment by order dated September 7, 2005. The district court conducted a trial beginning on April 17, 2006. On April 21, 2006, the jury returned a verdict finding that Pentalpha Enterprises had infringed the SEB patent, that the infringement was willful and that SEB was entitled to a reasonable royalty in a total amount of US$4.65 million.

Both sides have made post-trial motions. Global-Tech and Pentalpha Enterprises have moved for judgment as a matter of law on a wide range of issues, and for a new trial. SEB has moved to enhance damages with the addition of treble damages, pre-judgment interest and attorneys’ fees. The motions have been fully briefed. The district court heard oral arguments on April 11, 2007 and June 21, 2007. The district court also heard testimony from a SEB witness on July 19, 2007 with respect to Pentalpha Enterprises’ motion for judgment as a matter of certain issues based upon SEB’s failure to produce certain documents during the discovery.

In a memorandum decision and order dated October 9, 2007, the district court denied all of Pentalpha Enterprises’ post-trial motions, except that the court reduced the amount of the jury verdict by US$2 million based upon SEB’s receipt of that amount from Sunbeam. The district court also granted SEB’s motion for enhanced damages of US$2.65 million, awarded SEB its attorneys’ fees of approximately US$0.9 million, and pre-judgment interest at the prime interest rate. SEB has submitted a claim for approximately US$1.8 million in pre-judgment interest and a supplemental claim for approximately US$0.25 million in attorneys’ fees and expenses. Pentalpha Enterprises disputed the claim for attorneys’ fees on the grounds that they resulted from the misconduct of SEB in concealing documents, but not the calculation of pre-judgment interest.

By motion filed on November 24, 2007, Pentalpha Enterprises moved for reconsideration of the award of enhanced damages and attorneys’ fees, including any supplemental attorneys’ fees, in the district court’s October 9, 2007 opinion based upon a decision of the Court of Appeals in a different case, on August 20, 2007 that imposed additional requirements for a finding of willfulness that the jury did not consider in this case.

On October 2, 2008, the district court granted the motion of Pentalpha Enterprises to vacate the award of enhanced damages and entered into an amended judgment in favor of SEB for enhanced damages of US$2.65 million and corresponding pre-judgment interests of approximately US$2.23 million. Pentalpha Enterprises filed a notice of appeal on October 30, 2008. SEB cross-appealed from the denial of an award of enhanced damages. Oral argument is set for October 6, 2009. The outcome of the appeal cannot be determined with certainty.

Pentalpha Enterprises thereafter sought to amend the order of attachment to release amounts beyond those necessary to provide security pending appeal. By an order dated November 25, 2008, the district court granted that motion and released all amounts in excess of US$5.1 million. SEB moved in the Court of Appeals to stay that order of the district court. The Court of Appeals denied SEB’s motion by an order dated March 4, 2009.

On January 18, 2008, Pentalpha Enterprises filed a request with the United States Patent and Trademark Office (“PTO”) to re-examine the SEB patent that is the subject of this action. On July 3, 2009, the PTO issued an office action rejecting all claims of the SEB patent on the grounds that they were obvious. SEB has 60 days from that office action to respond to it. On July 16, 2009, Pentalpha Enterprises filed a motion in the Court of Appeals to stay the appeal pending the re-examination. The Court of Appeals denied the motion for a stay.

Based on the understanding of the Company, on August 12, 2009, the PTO conducted an interview of SEB and on August 14, 2009, the PTO issued a report of the meeting stating that an agreement had been reached that the PTO would provide favorable treatment to the claims of the patent provided that SEB filed a satisfactory memorandum with the PTO. SEB filed that response on September 2, 2009.

After receiving SEB’s response, Pentalpha Enterprises perceived an inconsistency between the arguments that SEB had made concerning the scope of its Patent in this action, to ensure Pentalpha Enterprises’ accused products and in the Patent office to sustain the validity of its Patent. Pentalpha Enterprises therefore moved the district court for an order pursuant to Rule 60(b) of the Federal Rules of Civil Procedure for an order vacating the judgment against Pentalpha Enterprises on that ground. SEB opposed the motion.

The PTO on December 16, 2009 issued an official action stating that the claims of the SEB Patent Pentalpha Enterprises in fact patentable.

The Court of Appeals heard oral argument on the appeal on October 6, 2009 and rendered a decision on February 5, 2010 affirming the judgment of the district court. Pentalpha Enterprises petitioned for reargument en banc, which the Federal Circuit denied on March 25, 2010. Pentalpha Enterprises filed a petition for certiorari in the Supreme Court of the United States on July 23, 2010.

After the Mandate of the Court of Appeals, SEB requested the district court modify the order of attachment to allow SEB to satisfy the outstanding judgment from the escrow funds that its counsel is holding from the order of attachment. As of April 30, 2010, the escrow fund held approximately US$5.1 million .

The district court heard oral argument on May 19, 2010 on Pentalpha Enterprise’s Rule 60(b) motion and on SEB’s application to modify the order of attachment to allow disbursement of the funds in the escrow account to satisfy its judgment.

On August 4, 2010, the district court issued an order authorizing the attorneys for SEB to use the funds in the escrow account to satisfy the judgement, including pre-judgement interest, and pay certain expenses associated with it. If a balance remained, SEB’s attorneys were ordered to pay the balance to Pentalpha after withholding income tax. In the event a deficit remained, Pentalpha was required to pay the remaining amount of the judgement.

The Supreme Court granted the writ of certiorari on October 12, 2010. After the appeal was fully briefed, the Supreme Court heard oral argument on February 23, 2011. On May 31, 2011, the court affirmed the judgment of Federal Circuit by an 8-1 vote, effectively ending the case.

(c)	On October 11, 2004, Best Hero Limited (“Best Hero”) issued a writ in the Court of First Instance of the High Court of Hong Kong (the “High Court”) against a subsidiary of the Company for a claim of US$4,250,400. The claim related to two purchase orders issued by the subsidiary on May 31, 2004 and June 1, 2004, respectively, to Best Hero for the purchase of LCD television panels for a total purchase price of US$4,620,000. However, the LCD television panels which were paid for in the initial shipment were determined to be unacceptable to the subsidiary. Accordingly, further delivery of the remaining orders was refused. Best Hero alleged that the subsidiary had repudiated the contract, and therefore Best Hero instituted legal proceedings to claim for damages. A defence and counter-claim was filed by the subsidiary in the High Court on December 28, 2004. Best Hero filed a Reply and Defence to Counterclaim on January 11, 2005. No further activity occurred in this case through March 31, 2012.

In accordance with FASB ASC 450 “Contingencies”, the Company believes that with such a lengthy interval between the claim being filed and there being no activity between the two parties, the probability that the Company will incur a loss is remote. Accordingly, the provision for this contingent liability of US$0.9 million was reversed during the year ended March 31, 2011.

(d)	As of March 31, 2012, the Company has accrued as a current liability US$5,701,782 for unrecognized tax benefits and US$1,667,602 of related interest and penalties. The unrecognized tax benefits relate mainly to potential transfer pricing arrangements reflected in the Hong Kong and PRC income tax returns of certain subsidiaries of the Company. The final outcome of these tax uncertainties is dependent upon various matters including tax examinations, legal proceedings, certain authority proceedings, changes in regulatory tax laws and interpretations of those tax laws, or expiration of statues of limitation. However, based on the number of jurisdictions, the uncertainties associated with litigation, and the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, which could include formal legal proceedings, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.